Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Financial Instruments
Financial Risk Factors
The Company's activities have exposed it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk, and liquidity risk. The Company's overall risk management program is focused on preservation of capital and the unpredictability of financial markets and has sought to minimize potential adverse effects on the Company's financial performance and position.
(a)Currency risk
Foreign currency risk reflects the risk that the Company's net assets will be negatively impacted due to fluctuations in exchange rates. The Company has not entered into foreign exchange contracts to hedge against gains or losses from foreign exchange fluctuations.
The summary data about the Company's exposure to currency risk is as follows. Figures are the pound sterling values of balances in each currency:

	December 31, 2019			December 31, 2018
	GBP	USD	EUR	GBP	USD	EUR
	£'000s	£'000s	£'000s	£'000s	£'000s	£'000s
Cash and cash equivalents	18,517	4,399	18	11,293	8,470	21
Short term Investments	6,316	1,507	—	19,850	25,069	—
Trade and other payables	3,226	4,306	728	2,872	4,329	532

Sensitivity Analysis
A reasonably possible strengthening or weakening of the Euro or U.S. dollar against pounds sterling as of December 31, 2019 and 2018 would have affected the measurement of the financial instruments denominated in a foreign currency (excluding the assumed contingent liability).
The following table shows how a movement in a currency would give rise to a profit or (loss) and a corresponding entry in equity.

	Profit or loss and equity
	Strengthening	Weakening
December 31, 2019	£'000s	£'000s
EUR (5% movement)	(36)	36
USD (5% Movement)	80	(80)
December 31, 2018	£'000s	£'000s
EUR (5% movement)	(26)	26
USD (5% Movement)	1,461	(1,461)

Foreign currency denominated trade payables are short term in nature (generally 30 to 45 days). The Company has a U.S. operation, the net assets of which are exposed to foreign currency translation risk.
Estimated cashflows relating to the assumed contingent liability are predominantly denominated in US dollars. In the years ended December 31, 2019, and 2018, movements in foreign exchange rates were not material and no sensitivity analysis is therefore provided.
(b)Credit risk
Credit risk reflects the risk that the Company may be unable to recover contractual receivables. As the Company is still in the development stage no policies are currently required to mitigate this risk.
For banks and financial institutions, only independently rated parties with a minimum rating of "B+" are accepted. The Directors recognize that this is an area in which they may need to develop specific policies should the Company become exposed to further financial risks as the business develops.
As of December 31, 2019, and December 31, 2018, cash and cash equivalents and short term investments were placed at the following banks:

Cash and Cash Equivalents	Year ended December 31, 2019	Credit rating	Year ended December 31, 2018	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	1	A1	150	A1
Lloyds Bank	8,355	Aa3	15,862	Aa3
Citibank	6,529	Aa3	3,135	A1
Barclays	1,968	A1	449	A2
Wells Fargo	111	Aa1	188	Aa1
Close Brothers	5,970	Aa3	—	—
Total	22,934		19,784

Short Term Investments	Year ended December 31, 2019	Credit rating	Year ended December 31, 2018	Credit rating
	£'000		£'000
Banks
Royal Bank of Scotland	5,616	A1	9,186	A1
Lloyds Bank	—	Aa3	1,567	Aa3
Standard Chartered	—	A1	15,450	A1
Citibank	—	Aa3	7,053	A1
Barclays	2,207	A1	11,663	A2
Total	7,823		44,919

(c)    Management of capital
The Company considers capital to be its equity reserves. At the current stage of the Company's life cycle, the Company's objective in managing its capital is to ensure funds raised meet the research and operating requirements until the next development stage of the Company's suite of projects.
The Company ensures it is meeting its objectives by reviewing its Key Performance Indicators to ensure the research activities are progressing in line with expectations, costs are controlled and unused funds are placed on deposit to conserve resources and increase returns on surplus cash held.
(d)Interest rate risk
As of December 31, 2019, the Company had cash deposits of £22.9 million (2018: £19.8 million) and short term investments of £7.8 million (2018: £44.9 million). The rates of interest received during 2019 ranged between 0.0% and 2.87%. A 0.25% increase in interest rates would not have a material impact on finance income. The Company's exposure to interest rate risk, which is the risk that the interest received will fluctuate as a result of changes in market interest rates on classes of financial assets and financial liabilities, was as follows:

	December 31, 2019		December 31, 2018
	Floating interest rate	Fixed interest rate	Floating interest rate	Fixed interest rate
	£'000s	£'000s	£'000s	£'000s
Financial asset
Cash deposits	10,006	12,928	15,082	4,702
Short Term Investments	—	7,823	—	44,919
Total	10,006	20,751	15,082	49,621

(e)Liquidity risk
The Company periodically prepares working capital forecasts for the foreseeable future, allowing an assessment of the cash requirements of the Company, to manage liquidity risk. The following table provides an analysis of the Company's financial liabilities. The carrying value of all balances approximates to their fair value. The Company's maturity analysis for the derivative financial instrument from the issue of warrants is given in note 18.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS
	£'000s	£'000s	£'000s	£'000s
At December 31, 2019
Trade payables	1,455	—	—	—
Accruals	6,806	—	—	—
Lease liability	476	557	—	—
Assumed contingent liability(1)	—	—	—	1,807
Total	8,737	557	—	1,807

•	This table includes the undiscounted amount of the assumed contingent liability. See note 20.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	BETWEEN 2 AND 5 YEARS	OVER 5 YEARS
	£'000s	£'000s	£'000s	£'000s
At December 31, 2018
Trade payables	2,839	—	—	—
Other payables	12	—	—	—
Accruals	4,882	—	—	—
Assumed contingent liability(1)	—	—	—	1,807
Total	7,733	—	—	1,807

(1)	This table includes the undiscounted amount of the assumed contingent liability. See note 20.
Fair value estimation
The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate to fair value due to their short-term nature. The carrying amount of the assumed contingent liability approximates to fair value as the underlying assumptions are currently similar.
For financial instruments that are measured in the Consolidated Statement of Financial Position at fair value, IFRS 7 requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

▪	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

▪	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly (level 2); and

▪	Inputs for the asset or liability that are not based on observable market data (level 3).
For the year ended December 31, 2019, and 2018, fair value adjustments to financial instruments measure at fair value through profit and loss resulted in the recognition of finance income of £1.6 million in 2019 and a finance loss of £1.2 million in 2018.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to ascertain the fair value of an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

	Level 3	Total
	£'000s	£'000s
At December 31, 2019
Derivative financial instrument	895	895
Total	895	895

Movements in Level 3 items during the years ended December 31, 2019, and 2018 are as follows:

Derivative financial instrument	2019	2018
	£'000s	£'000s
At January 1	2,492	1,273
Fair value adjustments recognized in profit and loss	(1,597)	1,219
At December 31	895	2,492

Further details relating to the derivative financial instrument are set out in notes 4 and 18 of these financial statements.
In determining the fair value of the derivative financial instrument, the Company applied the Black Scholes model; key inputs include the share price at reporting date, estimations on timelines, volatility and risk-free rates. These assumptions and the impact of changes in these assumptions, where material, are disclosed in note 18.
Change in liabilities arising from financing activities
The Company has provided a reconciliation so that changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes can be evaluated.

2019
Derivative financial instrument
£'000s
At January 1	2,492
Fair value adjustments - non cash	(1,597)
At December 31	895

See note 18 for information relating to the derivative financial instrument.

2019
Lease liability
£'000s
At January 1	316
Capitalization of rental leases - non cash	1,061
Payment of lease liability - cash	(426)
At December 31	951

See note 14 and note 2.17 for information relating to the capitalized leases.